Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,402,667	¥ 2,270,289
Accumulated amortization	1,518,470	1,343,489
Net carrying amount	884,197	926,800
Intangible assets not subject to amortization:
Net carrying amount	12,286	64,721
Total intangible assets, Net	896,483	991,521
Indefinite-Lived Customer Relationships [Member]
Intangible assets not subject to amortization:
Net carrying amount		42,224
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	4,459
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,249	18,038
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	1,486,013	1,374,334
Accumulated amortization	959,829	839,872
Net carrying amount	526,184	534,462
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	629,933	632,533
Accumulated amortization	418,315	377,325
Net carrying amount	211,618	255,208
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	231,209	207,670
Accumulated amortization	125,260	113,435
Net carrying amount	105,949	94,235
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	51,249	51,579
Accumulated amortization	12,261	10,209
Net carrying amount	38,988	41,370
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Gross carrying amount	4,263	4,173
Accumulated amortization	2,805	2,648
Net carrying amount	¥ 1,458	¥ 1,525